Note 5 - Trade and Other Receivables, Net - Changes in Allowance for Doubtful Accounts (Details) - CAD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, beginning of period	$ 45,832	$ 182,365
Provision for doubtful accounts	23,602	80,050
Bad debts written off	(41,794)	(138,514)
Foreign exchange	5,400	3,124
Assets classified as held for sale		(81,193)
Total allowance for doubtful accounts	33,040	182,365
Balance, end of period	33,040	45,832
Trade receivables [member]
Statement Line Items [Line Items]
Balance, beginning of period	43,127
Total allowance for doubtful accounts	43,127	43,127
Balance, end of period	30,642	43,127
Unbilled revenue [member]
Statement Line Items [Line Items]
Balance, beginning of period	2,705
Total allowance for doubtful accounts	2,705	2,705
Balance, end of period	$ 2,398	$ 2,705